1933 Act File No. 333-151713
1940 Act File No. 811-22209

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON October 11, 2018

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 547	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 550	[X]

(Check appropriate box or boxes)

GLOBAL X FUNDS
(Exact Name of Registrant as Specified In Its Charter)

600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
600 Lexington Avenue, 20th Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10022	1250 Connecticut Avenue, N.W., Suite 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	On October 17, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 547 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 517, which was filed with the Securities and Exchange Commission on May 25, 2018. This Post-Effective Amendment No. 547 is filed solely for the purpose of designating October 17, 2018 as the new effective date of Post-Effective Amendment No. 517, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was previously delayed in Post-Effective Amendment No. 532 on August 7, 2018, Post-Effective Amendment No. 535 on August 21, 2018, Post-Effective Amendment No. 537 on August 28, 2018, Post-Effective Amendment No. 541 on September 6, 2018, Post-Effective Amendment No. 543 on September 13, 2018, and Post-Effective Amendment No. 545 on September 20, 2018. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 547 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of October, 2018.

GLOBAL X FUNDS

BY: /s/ Luis Berruga
Luis Berruga, CEO

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/Luis Berruga Luis Berruga /s/Chang Kim Chang Kim	Trustee, President Treasurer	October 11, 2018 October 11, 2018

/s/Sanjay Ram Bharwani* Sanjay Ram Bharwani	Trustee	October 11, 2018

/s/Charles A. Baker* Charles A. Baker	Trustee	October 11, 2018

/s/Clifford J. Weber* Clifford J. Weber	Trustee	October 11, 2018

/s/ Luis Berruga Luis Berruga Attorney-in-Fact, pursuant to power of attorney		October 11, 2018